Schedule of SAR (Details) - Stock Appreciation Rights (SARs) [Member] - MiX Telematics Limited [Member] shares in Thousands, $ / shares in Thousands, $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of SARs Outstanding, Beginning Balance | shares	35,800,000
Weighted- Average Grant-Date Fair Value, Unvested, Beginning Balance | $ / shares	$ 37	[1]
Number of SARs, Granted | shares	10,600,000
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	$ 27	[1]
Number of SARs, Exercised | shares
Weighted- Average Grant-Date Fair Value, Exercised | $ / shares		[1]
Number of SARs, Forfeited | shares	(1,425,000)
Weighted- Average Grant-Date Fair Value, Forfeited | $ / shares	$ 31	[1]
Number of SARs Outstanding, Ending Balance | shares	44,975,000
Weighted- Average Grant-Date Fair Value, Unvested, Ending Balance | $ / shares	$ 33	[1]
Weighted-Average Remaining Contractual Term (years), Outstanding	3 years 6 months 29 days
Number of SARs, Vested and expected to vest | shares	43,333,438
Weighted- Average Grant-Date Fair Value, Vested and expected | $ / shares	$ 33	[1]
Weighted-Average Remaining Contractual Term (years), Vested and expected to vest	3 years 6 months 21 days
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 10,819,015	[1]
Number of SARs, Vested | shares	12,143,750
Weighted- Average Grant-Date Fair Value, Vested | $ / shares	$ 40	[1]
Weighted-Average Remaining Contractual Term (years), Vested	2 years
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 2,218,099	[1]

[1]	The exercise price is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.